Selling and Distribution Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Selling and Distribution Expenses [Abstract]
Schedule of Selling and Distribution Expenses

This caption is made up as follows:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)

Personnel expenses, note 20(b)	43,700	41,642	42,300
Third-party services	13,292	12,270	11,106
Advertising and promotion	9,140	7,548	6,417
Depreciation	5,953	2,744	2,138
Allowance for expected credit losses, note 7(e)	2,751	1,707	1,972
Other	6,574	3,658	3,442

	81,410	69,569	67,375